Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2025
Loss Per Share [Abstract
Schedule of Loss and Number of Shares Basic and Diluted

The following table presents a summary of the loss and number of shares (including adjustments to such data) that were taken into consideration for purposes of computing the loss per share (both basic and diluted).

	Six months period ended June 30,		Year ended December 31,
	2025	2024	2024
	Unaudited		Audited
Loss attributed to the shareholders of the Company for purposes of computing the basic and diluted loss per share	(16,119)	(16,284)	(34,938)

	Number of shares		Year ended
	Six months period ended June 30,		December 31,
	2025	2024	2024
	Unaudited		Audited
Weighted number of shares used in computing basic and diluted loss per share	1,217,701,006	79,171,297	117,908,475